INCOME TAXES (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Reconciliation Federal And Provincial Statutory Income Tax Rate	26.50%	26.50%	26.50%
Deferred Income Tax Benefit	$ 100
Current Income Tax Expense	(98)
Total [Member]
Statement [Line Items]
Current Income Tax Expense	100
Columbia
Statement [Line Items]
Unused Loss Carryforwards	$ 2,700
Beginninge Expire Period	2031
Canada
Statement [Line Items]
Unused Loss Carryforwards	$ 21,300
Beginninge Expire Period	2039
United States
Statement [Line Items]
Unused Loss Carryforwards	$ 1,000